Related Party Balances and Transactions - Schedule of Related Party Receivables and Payables (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
Schedule of Related Party Receivables and Payables [Line Items]
Allowance for related party credit losses	$ (10,446)	$ (10,446)
Total
Total related party payables	114	2,277
Metallon Corporation Limited [Member]
Schedule of Related Party Receivables and Payables [Line Items]
Related party receivables, gross	8,261	8,261
Metallon Management Services [Member]
Schedule of Related Party Receivables and Payables [Line Items]
Related party receivables, gross	2,185	2,185
Metallon Gold Zimbabwe [Member]
Schedule of Related Party Receivables and Payables [Line Items]
Total related party payables	$ 114	$ 2,277